Financial and capital risk management (Details 4) R$ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 BRL (R$)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 BRL (R$)
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	$ 16			$ (24)
Derivatives settlement cash outflow inflow	124	$ 172
Value at risk	5
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	4
Brazilian Interbank Interest Rate Versus U S Fixed Rate Swap [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	(16)			107
Derivatives settlement cash outflow inflow	3
Value at risk	$ 14
Receivable | R$			R$ 4,581		R$ 5,162
Average receivable rate	100.00%		100.00%
Payable	$ 1,061			1,196
Average payable rate	1.70%		1.70%
Brazilian Interbank Interest Rate Versus U S Fixed Rate Swap [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	$ (2)
Brazilian Interbank Interest Rate Versus U S Fixed Rate Swap [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	(2)
Brazilian Interbank Interest Rate Versus U S Fixed Rate Swap [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	(12)
Long Term Interest Rate Versus U S Fixed Rate Swap [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	(41)			(28)
Derivatives settlement cash outflow inflow	(2)
Value at risk	$ 2
Receivable | R$			R$ 599		694
Average receivable rate	1.07%		1.07%
Payable	$ 149			173
Average payable rate	3.47%		3.47%
Long Term Interest Rate Versus U S Fixed Rate Swap [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	$ (4)
Long Term Interest Rate Versus U S Fixed Rate Swap [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	(9)
Long Term Interest Rate Versus U S Fixed Rate Swap [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	(28)
C D I And T J L P [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	(57)			79
Derivatives settlement cash outflow inflow	1
Value at risk	16
C D I And T J L P [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	(6)
C D I And T J L P [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	(11)
C D I And T J L P [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	(40)
Ndice Nacional De Preos Ao Consumidor Amplo Versus U S Fixed Rate Swap [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	(57)			$ (41)
Derivatives settlement cash outflow inflow	(4)
Value at risk	3
Receivable | R$			R$ 924		R$ 1,078
Average receivable rate				4.54%	4.54%
Payable	$ 228			$ 267
Average payable rate	3.86%		3.86%
Ndice Nacional De Preos Ao Consumidor Amplo Versus U S Fixed Rate Swap [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	$ (4)
Ndice Nacional De Preos Ao Consumidor Amplo Versus U S Fixed Rate Swap [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	(10)
Ndice Nacional De Preos Ao Consumidor Amplo Versus U S Fixed Rate Swap [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	(43)
I P C A [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	(57)			(41)
Derivatives settlement cash outflow inflow	(4)
Value at risk	3
I P C A [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	(4)
I P C A [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	(10)
I P C A [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	(43)
Brazilian Real Fixed Rate Versus U S Fixed Rate Swap [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	187			$ 600
Derivatives settlement cash outflow inflow	97
Value at risk	35
Receivable | R$			R$ 14,004		R$ 12,660
Average receivable rate				6.75%	6.75%
Payable	$ 2,705			$ 2,431
Average payable rate	0.97%		0.97%
Brazilian Real Fixed Rate Versus U S Fixed Rate Swap [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	$ 62
Brazilian Real Fixed Rate Versus U S Fixed Rate Swap [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	124
Brazilian Real Fixed Rate Versus U S Fixed Rate Swap [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	1
Forward contract [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	(57)			50
Derivatives settlement cash outflow inflow	20
Value at risk	20
Receivable | R$					R$ 1,209
Payable	$ 8,335
Average payable rate	5.27%		5.27%
Forward contract [member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	$ (62)
Forward contract [member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	4
Forward contract [member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	1
Brazilian Fixed Rate Versus U S Fixed Rate [Member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	130			$ 650
Derivatives settlement cash outflow inflow	117
Value at risk	55
Brazilian Fixed Rate Versus U S Fixed Rate [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities
Brazilian Fixed Rate Versus U S Fixed Rate [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	128
Brazilian Fixed Rate Versus U S Fixed Rate [Member] | Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Derivative financial liabilities	$ 2